Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Investment Grade Bond Fund	FGBAX	FGBTX	FGBBX	FGBCX	FGBPX
Fidelity Advisor Limited Term Bond Fund	FDIAX	FTBRX	FIBBX	FNBCX	EFIPX
Fidelity Advisor Mortgage Securities Fund	FMGAX	FMSAX	FMSBX	FOMCX	FMSCX
Fidelity Advisor Short Fixed-Income Fund	FSFAX	FASFX	FBSFX	FSFCX	FSXIX
Fidelity Advisor Total Bond Fund	FEPAX	FEPTX	FBEPX	FCEPX	FEPIX

Fidelity Advisor Investment Grade Bond Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Investment Grade Bond Fund and Fidelity Advisor Total Bond Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Total Bond Fund

Funds of Fidelity Advisor Series II, Fidelity Income Fund, and Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 40.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Advisor Limited Term Bond Fund	none	none
Fidelity Advisor Mortgage Securities Fund	none	none
Fidelity Advisor Short Fixed-Income Fund	none	none
Fidelity Investment Grade Bond Fund	none	none
Fidelity Total Bond Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton*	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Advisor Limited Term Bond Fund	--*	none	none	none
Fidelity Advisor Mortgage Securities Fund	--*	none	none	none
Fidelity Advisor Short Fixed-Income Fund	--*	none	none	none
Fidelity Investment Grade Bond Fund	none	none	over $100,000	none
Fidelity Total Bond Fund	none	$50,001 - $100,000	over $100,000	over $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Advisor Limited Term Bond Fund	none	none	none	none
Fidelity Advisor Mortgage Securities Fund	over $100,000	none	none	none
Fidelity Advisor Short Fixed-Income Fund	none	none	none	none
Fidelity Investment Grade Bond Fund	none	none	none	none
Fidelity Total Bond Fund	none	over $100,000	none	$10,001 - $50,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

* Currently, Ms. Acton is not a Trustee of Fidelity Advisor Series II.

The following information supplements similar information found in the "Management Contracts" section on page 48.

Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Total Bond Fund.

The following information supplements similar information found in the "Management Contracts" section beginning on page 49.

The following table provides information relating to other accounts managed by Mr. Foggin as of October 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 16,958	$ 38	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Total Bond Fund managed by Mr. Foggin ($16,501 (in millions) assets managed).

As of October 31, 2014, the dollar range of shares of Fidelity Total Bond Fund beneficially owned by Mr. Foggin was none.